Derivative Liability (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Derivative Liability Details Narrative
Total convertible debt and warrant's derivative liability			$ 639,637
Loss on derivative liability	$ (234,591)		$ 67,409